AQR Diversifying Strategies Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AQR Diversifying Strategies Fund | I
Prospectus [Line Items]
Annual Return [Percent]	16.36%	13.26%	8.88%	14.69%	10.66%